Compensation and Benefits - Activity (Detail) (USD $)	10 Months Ended	12 Months Ended
	Dec. 31, 2013 Class B Liability Awards	Dec. 31, 2013 Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Weighted average grant date fair value, beginning of period	$ 30.00	$ 0.00
Granted, weighted average grant date fair value	$ 0	$ 52.36
Forfeited, weighted average grant date fair value	$ 30.00	$ 0.00
Vested, weighted average grant date fair value	$ 30.00	$ 0.00
Weighted average grant date fair value, end of period	$ 30.00	$ 52.36
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Number of awards, beginning of period (shares)	9,911,720	0
Granted (shares)		1,575,157
Forfeited (shares)	(82,655)	0
Vested (shares)	(2,579,223)	0
Number of awards, end of period (shares)	7,249,842	1,575,157